COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

24.COMMITMENTS AND CONTINGENCIES

(a) Operating Leases

The Company leases facilities in the PRC under non-cancelable operating leases expiring on different dates. Total rental expense under all operating leases was RMB15,621,000, RMB19,806,000 and RMB20,568,000 (US$3,315,000) for the years ended December 31, 2012, 2013 and 2014, respectively.

As of December 31, 2014, the Company had future minimum lease payments under non-cancelable operating leases with initial terms of one-year or more in relation to office premises consist of the following:

	December 31, 2014
	RMB’000	US$’000

2015	19,233	3,100
2016	17,276	2,784
2017	6,824	1,100

	43,333	6,984

(b) Purchase Commitments

As of December 31, 2014, the Company had outstanding purchase commitments in relation to bandwidth and cloud infrastructure of RMB411,116,000 (US$66,260,000).